Operating Expenses (Tables)	6 Months Ended
Jun. 30, 2020
Analysis of income and expense [abstract]
Schedule of Operating Expenses

The nature of the Company’s operating expenses from operations include the following:

	Six months ended June 30,
	2020	2019
	$	$
Key management personnel:
Salaries and short-term employee benefits	483	594
Consultant fees	76	118
Share-based compensation costs	127	681
Post-employment benefits	27	18
	713	1,411
Other employees:
Salaries and short-term employee benefits	491	1,042
Share-based compensation costs	(104)	9
Post-employment benefits	92	158
	479	1,209
Cost of inventory used and services provided	874	101
Professional fees	929	1,474
Restructuring costs	—	773
Consulting fees	274	76
Insurance	432	446
Third-party research and development	74	307
Travel	41	84
Marketing services	29	2
Laboratory supplies	—	28
Other goods and services	50	64
Leasing costs, net of sublease receipts of $107 (2019 - $58)	62	176
Gain on modification of building lease (notes 6 and 10)	(219)	—
Impairment of right of use asset (note 6)	—	401
Impairment of prepaid asset	—	197
Depreciation and amortization	14	19
Depreciation of right of use assets (note 6)	132	117
Operating foreign exchange losses	(9)	17
	3,875	6,902